Income Taxes - Schedule of Income Tax Provision Components (Details)	6 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)
Current income tax expense:
Current year			RM 589,914
Prior year	2,765,139	677,398
Deferred income tax expense	9,437	2,312
Income tax expense	RM 2,774,576	$ 679,710	RM 589,914